UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/09

WGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	2.1%
TOTAL S.A.	2.0%
INPEX Holdings, Inc.	1.8%
LVMH Moet Hennessy Louis Vuitton S.A.	1.6%
Roche Holding AG	1.6%
Cisco Systems, Inc.	1.5%
WPP Group PLC	1.5%
Medtronic, Inc.	1.5%
Li & Fung Ltd.	1.5%
Julius Baer Holding Ltd.	1.4%

Equity sectors
Technology	15.6%
Health Care	14.9%
Consumer Staples	11.4%
Financial Services	10.0%
Retailing	9.4%
Special Products & Services	8.8%
Energy	7.5%
Basic Materials	6.0%
Industrial Goods & Services	5.2%
Utilities & Communications	4.6%
Leisure	4.4%

Country weightings
United States	37.1%
Switzerland	9.7%
France	8.3%
United Kingdom	7.8%
Germany	5.7%
Japan	5.7%
Spain	2.4%
India	2.3%
Brazil	2.1%
Other Countries	18.9%

Percentages are based on net assets as of 4/30/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2008 through April 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	1.79%	$1,000.00	$991.40	$8.84
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
B	Actual	2.54%	$1,000.00	$987.69	$12.52
	Hypothetical (h)	2.54%	$1,000.00	$1,012.20	$12.67
C	Actual	2.54%	$1,000.00	$987.56	$12.52
	Hypothetical (h)	2.54%	$1,000.00	$1,012.20	$12.67
I	Actual	1.54%	$1,000.00	$992.11	$7.61
	Hypothetical (h)	1.54%	$1,000.00	$1,017.16	$7.70
R1	Actual	2.54%	$1,000.00	$987.54	$12.52
	Hypothetical (h)	2.54%	$1,000.00	$1,012.20	$12.67
R2	Actual	2.04%	$1,000.00	$989.97	$10.07
	Hypothetical (h)	2.04%	$1,000.00	$1,014.68	$10.19
R3	Actual	1.79%	$1,000.00	$991.32	$8.84
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
R4	Actual	1.53%	$1,000.00	$992.27	$7.56
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
United Technologies Corp.	36,780	$1,796,335

Alcoholic Beverages - 2.3%
Companhia de Bebidas das Americas, ADR	35,880	$2,022,914
Pernod Ricard S.A.	33,903	1,999,441

		$4,022,355
Apparel Manufacturers - 5.6%
Compagnie Financiere Richemont S.A.	95,673	$1,713,585
Li & Fung Ltd.	922,200	2,595,898
LVMH Moet Hennessy Louis Vuitton S.A.	38,780	2,931,997
NIKE, Inc., “B”	27,740	1,455,518
Swatch Group Ltd.	9,121	1,265,095

		$9,962,093
Biotechnology - 1.9%
Actelion Ltd. (a)	30,940	$1,412,619
Genzyme Corp. (a)	35,750	1,906,548

		$3,319,167
Broadcasting - 3.4%
Grupo Televisa S.A., ADR	116,520	$1,803,730
Walt Disney Co.	70,620	1,546,578
WPP Group PLC	390,444	2,670,442

		$6,020,750
Brokerage & Asset Managers - 4.2%
Charles Schwab Corp.	70,310	$1,299,329
Deutsche Boerse AG	34,260	2,528,879
Franklin Resources, Inc.	19,190	1,160,611
Julius Baer Holding Ltd.	78,529	2,575,635

		$7,564,454
Business Services - 6.9%
Accenture Ltd., “A”	79,350	$2,335,271
Dun & Bradstreet Corp.	16,140	1,313,796
Infosys Technologies Ltd., ADR	75,700	2,332,317
Intertek Group PLC	86,590	1,298,499
MasterCard, Inc., “A”	9,450	1,733,602

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Visa, Inc., “A”	33,060	$2,147,578
Western Union Co.	73,760	1,235,480

		$12,396,543
Cable TV - 0.5%
DIRECTV Group, Inc. (a)	34,390	$850,465

Chemicals - 1.2%
3M Co.	37,750	$2,174,400

Computer Software - 2.3%
Oracle Corp.	87,410	$1,690,509
SAP AG	40,120	1,534,415
VeriSign, Inc. (a)	44,650	918,897

		$4,143,821
Computer Software - Systems - 3.6%
Acer, Inc.	567,000	$1,085,192
Apple, Inc. (a)	16,270	2,047,254
EMC Corp. (a)	127,690	1,599,956
International Business Machines Corp.	17,300	1,785,533

		$6,517,935
Conglomerates - 1.9%
Keppel Corp. NPV	535,000	$2,139,179
Siemens AG	17,620	1,182,718

		$3,321,897
Consumer Goods & Services - 5.1%
Colgate-Palmolive Co.	27,210	$1,605,390
Hengan International Group Co. Ltd.	436,000	1,825,562
Procter & Gamble Co.	44,330	2,191,675
Reckitt Benckiser Group PLC	46,360	1,825,743
Shiseido Co. Ltd.	94,000	1,649,909

		$9,098,279
Electrical Equipment - 3.6%
Danaher Corp.	31,020	$1,812,809
Keyence Corp.	6,200	1,092,010
Rockwell Automation, Inc.	40,930	1,292,979
Schneider Electric S.A. (l)	29,867	2,252,102

		$6,449,900

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 4.9%
Canon, Inc.	34,400	$1,029,000
Hirose Electric Co. Ltd.	8,300	860,971
Hoya Corp.	52,800	908,554
Intel Corp.	93,520	1,475,746
Samsung Electronics Co. Ltd.	4,493	2,073,154
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	223,995	2,367,627

		$8,715,052
Energy - Independent - 1.8%
INPEX Holdings, Inc.	513	$3,240,712

Energy - Integrated - 4.7%
BG Group PLC	84,750	$1,362,705
OAO Gazprom, ADR	100,060	1,758,040
Petroleo Brasileiro S.A., ADR	52,660	1,767,796
TOTAL S.A.	71,980	3,599,580

		$8,488,121
Food & Beverages - 4.0%
Groupe Danone	33,726	$1,607,628
Nestle S.A. (l)	113,634	3,695,736
PepsiCo, Inc.	36,080	1,795,341

		$7,098,705
Food & Drug Stores - 2.1%
CVS Caremark Corp.	76,400	$2,427,992
Tesco PLC	258,999	1,285,836

		$3,713,828
Gaming & Lodging - 0.5%
International Game Technology	68,390	$844,616

Insurance - 0.9%
QBE Insurance Group Ltd.	98,350	$1,551,271

Internet - 1.3%
Google, Inc., “A” (a)	5,720	$2,264,948

Machinery & Tools - 0.6%
Bucyrus International, Inc.	50,850	$1,103,954

Major Banks - 2.2%
Bank of New York Mellon Corp.	39,220	$999,326

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
HSBC Holdings PLC	252,408	$1,794,186
Standard Chartered PLC	74,689	1,148,582

		$3,942,094
Medical Equipment - 6.6%
Alcon, Inc.	11,870	$1,092,159
DENTSPLY International, Inc.	46,280	1,324,534
Essilor International S.A.	21,210	912,897
Medtronic, Inc.	81,800	2,617,600
Sonova Holding AG	13,835	906,090
Synthes, Inc.	12,300	1,250,099
Waters Corp. (a)	46,900	2,071,573
Zimmer Holdings, Inc. (a)	37,970	1,670,300

		$11,845,252
Metals & Mining - 1.4%
BHP Billiton PLC	118,670	$2,499,896

Network & Telecom - 3.5%
Cisco Systems, Inc. (a)(s)	142,860	$2,760,055
Nokia Oyj	113,170	1,612,954
Research in Motion Ltd. (a)	26,280	1,826,460

		$6,199,469
Oil Services - 1.0%
Halliburton Co.	87,750	$1,774,305

Other Banks & Diversified Financials - 2.7%
Aeon Credit Service Co. Ltd.	120,600	$1,369,621
Housing Development Finance Corp. Ltd.	52,621	1,823,032
UBS AG (a)	120,325	1,655,139

		$4,847,792
Pharmaceuticals - 6.4%
Abbott Laboratories	40,100	$1,678,185
Allergan, Inc.	32,450	1,514,117
Bayer AG	24,840	1,232,282
Johnson & Johnson	38,350	2,008,006
Novo Nordisk A/S, “B”	46,650	2,213,479
Roche Holding AG	22,600	2,861,261

		$11,507,330
Specialty Chemicals - 3.4%
Akzo Nobel N.V. (l)	51,000	$2,142,060
L’Air Liquide S.A.	17,508	1,427,893

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Linde AG	19,220	$1,528,278
Symrise AG	71,772	980,362

		$6,078,593
Specialty Stores - 1.7%
Industria de Diseno Textile S.A.	49,610	$2,117,037
Staples, Inc.	43,720	901,506

		$3,018,543
Telecommunications - Wireless - 1.7%
America Movil S.A.B. de C.V., “L”, ADR	50,880	$1,671,408
Philippine Long Distance Telephone Co.	29,730	1,353,365

		$3,024,773
Telephone Services - 2.2%
China Unicom Ltd.	1,502,000	$1,735,603
Telefonica S.A.	118,810	2,255,931

		$3,991,534
Utilities - Electric Power - 0.7%
E.ON AG (l)	36,778	$1,242,186
Total Common Stocks (Identified Cost, $222,198,043)		$174,631,368

Money Market Funds (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	3,180,168	$3,180,168

Collateral for Securities Loaned - 3.8%
Morgan Stanley Repurchase Agreement, 0.13%, dated 4/30/09, due 5/01/09, total to be received $6,691,724 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $6,914,619 in an individually traded account), at Cost and Net Asset Value	6,691,700	$6,691,700
Total Investments (Identified Cost, $232,069,911)		$184,503,236

Other Assets, Less Liabilities - (3.4)%		(5,995,516)
Net Assets - 100.0%		$178,507,720

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover minimum collateral requirements in brokerage accounts for the purpose of selling securities short. At April 30, 2009, the value of the securities pledged amounted to $1,358,196. At April 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $228,889,743)	$181,323,068
Underlying funds, at cost and value	3,180,168
Total investments, at value, including $6,431,736 of securities on loan (identified cost, $232,069,911)	$184,503,236
Receivables for
Investments sold	814,628
Fund shares sold	54,666
Interest and dividends	699,682
Other assets	2,435
Total assets	$186,074,647
Liabilities
Payable to custodian	$71,554
Payables for
Investments purchased	374,819
Fund shares reacquired	176,210
Collateral for securities loaned, at value	6,691,700
Payable to affiliates
Management fee	8,639
Shareholder servicing costs	104,973
Distribution and service fees	3,419
Administrative services fee	230
Payable for independent trustees’ compensation	35,642
Accrued expenses and other liabilities	99,741
Total liabilities	$7,566,927
Net assets	$178,507,720
Net assets consist of
Paid-in capital	$261,740,026
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(47,567,280)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(35,766,065)
Undistributed net investment income	101,039
Net assets	$178,507,720
Shares of beneficial interest outstanding	10,495,535

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$142,730,717	8,300,145	$17.20
Class B	15,042,447	938,041	16.04
Class C	9,502,586	598,553	15.88
Class I	4,275,776	244,038	17.52
Class R1	725,496	45,766	15.85
Class R2	4,445,792	264,898	16.78
Class R3	1,672,133	97,543	17.14
Class R4	112,773	6,551	17.21

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all shares classes, except for Class A, for which the maximum offering price per share was $18.25.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,892,825
Interest	20,447
Dividends from underlying funds	5,466
Foreign taxes withheld	(146,920)
Total investment income		$1,771,818
Expenses
Management fee	$765,397
Distribution and service fees	354,596
Shareholder servicing costs	303,401
Administrative services fee	21,344
Independent trustees’ compensation	52
Custodian fee	95,304
Shareholder communications	23,078
Auditing fees	28,343
Legal fees	4,019
Miscellaneous	71,636
Total expenses		$1,667,170
Fees paid indirectly	(397)
Reduction of expenses by investment adviser and distributor	(45,977)
Net expenses		$1,620,796
Net investment income		$151,022
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(29,818,715)
Foreign currency transactions	(49,002)
Net realized gain (loss) on investments and foreign currency transactions		$(29,867,717)
Change in unrealized appreciation (depreciation)
Investments	$26,335,417
Translation of assets and liabilities in foreign currencies	1,153
Net unrealized gain (loss) on investments and foreign currency translation		$26,336,570
Net realized and unrealized gain (loss) on investments and foreign currency		$(3,531,147)
Change in net assets from operations		$(3,380,125)

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
From operations
Net investment income	$151,022	$497,754
Net realized gain (loss) on investments and foreign currency transactions	(29,867,717)	3,718,777
Net unrealized gain (loss) on investments and foreign currency translation	26,336,570	(148,488,179)
Change in net assets from operations	$(3,380,125)	$(144,271,648)
Distributions declared to shareholders
From net investment income	$(24,131)	$(1,850,948)
Change in net assets from fund share transactions	$(12,751,286)	$(61,887,349)
Total change in net assets	$(16,155,542)	$(208,009,945)
Net assets
At beginning of period	194,663,262	402,673,207
At end of period (including undistributed net investment income of $101,039 and accumulated distributions in excess of net investment income of $25,852)	$178,507,720	$194,663,262

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.35		$29.26	$23.97	$20.10	$17.76	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.08	$0.25	$0.11	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		(11.82)	5.28	3.76	2.33	1.86
Total from investment operations	$(0.15)		$(11.74)	$5.53	$3.87	$2.34	$1.85
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.17)	$(0.24)	$—	$—	$—
Net asset value, end of period	$17.20		$17.35	$29.26	$23.97	$20.10	$17.76
Total return (%) (r)(s)(t)	(0.86	)(n)	(40.34)	23.24	19.25	13.18	11.70	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.62	1.58	1.61	1.69	1.70
Expenses after expense reductions (f)	1.79	(a)	1.52	1.48	1.51	1.59	1.60
Net investment income (loss)	0.30	(a)	0.30	0.97	0.49	0.07	(0.04)
Portfolio turnover	41		88	68	96	92	163
Net assets at end of period (000 Omitted)	$142,731		$153,184	$297,956	$290,952	$290,256	$304,348

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.24		$27.42	$22.46	$18.98	$16.90	$15.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.11)	$0.06	$(0.05)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.16)		(11.07)	4.95	3.53	2.21	1.78
Total from investment operations	$(0.20)		$(11.18)	$5.01	$3.48	$2.08	$1.65
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)	$—	$—	$—
Net asset value, end of period	$16.04		$16.24	$27.42	$22.46	$18.98	$16.90
Total return (%) (r)(s)(t)	(1.23	)(n)	(40.77)	22.35	18.34	12.31	10.82	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.54	(a)	2.27	2.23	2.26	2.34	2.35
Expenses after expense reductions (f)	2.54	(a)	2.27	2.23	2.26	2.34	2.35
Net investment income (loss)	(0.51	)(a)	(0.47)	0.25	(0.26)	(0.70)	(0.81)
Portfolio turnover	41		88	68	96	92	163
Net assets at end of period (000 Omitted)	$15,042		$19,582	$64,416	$75,573	$87,769	$108,750

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class C			2008		2007	2006	2005	2004

Net asset value, beginning of period	$16.08		$27.15		$22.26	$18.80	$16.74	$15.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.11)		$0.05	$(0.06)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		(10.96)		4.91	3.52	2.19	1.76
Total from investment operations	$(0.20)		$(11.07)		$4.96	$3.46	$2.06	$1.63
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.07)	$—	$—	$—
Net asset value, end of period	$15.88		$16.08		$27.15	$22.26	$18.80	$16.74
Total return (%) (r)(s)(t)	(1.24	)(n)	(40.77)		22.33	18.40	12.31	10.79	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.54	(a)	2.27		2.23	2.26	2.34	2.35
Expenses after expense reductions (f)	2.54	(a)	2.27		2.23	2.26	2.34	2.35
Net investment income (loss)	(0.47	)(a)	(0.45)		0.21	(0.27)	(0.69)	(0.81)
Portfolio turnover	41		88		68	96	92	163
Net assets at end of period (000 Omitted)	$9,503		$10,326		$20,249	$20,450	$20,924	$21,945

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.73		$29.87	$24.46	$20.46	$18.04	$16.11
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.14	$0.32	$0.17	$0.06	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)		(12.05)	5.39	3.83	2.36	1.89
Total from investment operations	$(0.14)		$(11.91)	$5.71	$4.00	$2.42	$1.93
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.23)	$(0.30)	$—	$—	$—
Net asset value, end of period	$17.52		$17.73	$29.87	$24.46	$20.46	$18.04
Total return (%) (r)(s)	(0.79	)(n)	(40.16)	23.57	19.55	13.41	11.98	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.27	1.23	1.26	1.34	1.34
Expenses after expense reductions (f)	1.54	(a)	1.27	1.23	1.26	1.34	1.34
Net investment income	0.56	(a)	0.54	1.22	0.74	0.31	0.21
Portfolio turnover	41		88	68	96	92	163
Net assets at end of period (000 Omitted)	$4,276		$4,306	$7,739	$7,368	$7,233	$7,011

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.05		$27.29	$22.42	$18.96	$18.12
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.12)	$(0.10)	$(0.07)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		(10.95)	5.06	3.53	0.92	(g)
Total from investment operations	$(0.20)		$(11.07)	$4.96	$3.46	$0.84
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.09)	$—	$—
Net asset value, end of period	$15.85		$16.05	$27.29	$22.42	$18.96
Total return (%) (r)(s)	(1.25	)(n)	(40.80)	22.17	18.25	4.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.54	(a)	2.31	2.35	2.45	2.54	(a)
Expenses after expense reductions (f)	2.54	(a)	2.31	2.33	2.35	2.52	(a)
Net investment loss	(0.40	)(a)	(0.53)	(0.43)	(0.35)	(0.77	)(a)
Portfolio turnover	41		88	68	96	92
Net assets at end of period (000 Omitted)	$725		$632	$1,009	$127	$104

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R2			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.95		$28.77	$23.58	$19.85	$17.63	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02	$0.04	$0.03	$(0.06)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		(11.66)	5.29	3.70	2.28	1.83
Total from investment operations	$(0.17)		$(11.64)	$5.33	$3.73	$2.22	$1.76
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.14)	$—	$—	$—
Net asset value, end of period	$16.78		$16.95	$28.77	$23.58	$19.85	$17.63
Total return (%) (r)(s)	(1.00	)(n)	(40.70)	22.73	18.79	12.59	11.09	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	1.79	1.90	2.00	2.10	2.08
Expenses after expense reductions (f)	2.04	(a)	1.79	1.88	1.90	2.09	2.08
Net investment income (loss)	0.04	(a)	0.06	0.16	0.15	(0.29)	(0.45)
Portfolio turnover	41		88	68	96	92	163
Net assets at end of period (000 Omitted)	$4,446		$4,808	$4,168	$619	$466	$239

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.29		$29.16	$23.91	$20.08	$19.10
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07	$0.15	$0.11	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		(11.78)	5.33	3.72	0.96	(g)
Total from investment operations	$(0.15)		$(11.71)	$5.48	$3.83	$0.98
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.23)	$—	$—
Net asset value, end of period	$17.14		$17.29	$29.16	$23.91	$20.08
Total return (%) (r)(s)	(0.87	)(n)	(40.37)	23.10	19.07	5.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.55	1.62	1.64	1.75	(a)
Expenses after expense reductions (f)	1.79	(a)	1.55	1.62	1.64	1.75	(a)
Net investment income	0.32	(a)	0.28	0.58	0.48	0.20	(a)
Portfolio turnover	41		88	68	96	92
Net assets at end of period (000 Omitted)	$1,672		$1,779	$3,563	$1,857	$53

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.41		$29.33	$24.02	$20.11	$19.10
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.28	$0.14	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.21)		(11.85)	5.31	3.77	0.95	(g)
Total from investment operations	$(0.14)		$(11.71)	$5.59	$3.91	$1.01
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.21)	$(0.28)	$—	$—
Net asset value, end of period	$17.21		$17.41	$29.33	$24.02	$20.11
Total return (%) (r)(s)	(0.77	)(n)	(40.20)	23.47	19.44	5.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.29	1.33	1.35	1.45	(a)
Expenses after expense reductions (f)	1.53	(a)	1.29	1.33	1.35	1.45	(a)
Net investment income	0.93	(a)	0.54	1.07	0.65	0.50	(a)
Portfolio turnover	41		88	68	96	92
Net assets at end of period (000 Omitted)	$113		$46	$78	$63	$53

See Notes to Financial Statements

19

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(q)	The fund’s net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 for Class A, Class B, Class C, Class I, Class R and Class R2 (formerly Class R3) would have been 0.05%, 0.05%, 0.06%, 0.05%, 0.06%, and 0.05% lower, respectively.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the funds’ financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported

21

Notes to Financial Statements (unaudited) – continued

that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

22

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$107,643,411	$76,859,825	$—	$184,503,236
Other Financial Instruments	$—	$—	$—	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact

23

Notes to Financial Statements (unaudited) – continued

resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At April 30, 2009, the fund had no short sales outstanding.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an

24

Notes to Financial Statements (unaudited) – continued

irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital

25

Notes to Financial Statements (unaudited) – continued

gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$1,850,948

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$233,015,584
Gross appreciation	6,019,415
Gross depreciation	(54,531,763)
Net unrealized appreciation (depreciation)	$(48,512,348)

As of 10/31/08
Undistributed ordinary income	23,641
Capital loss carryforwards	(4,551,465)
Other temporary differences	(452,461)
Net unrealized appreciation (depreciation)	$(74,847,765)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/11	$(4,551,465)

26

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders by class are as follows:

From net investment income

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$7,021	$1,726,947
Class C	—	2,099
Class I	16,937	59,758
Class R1	—	7,483
Former Class R2 (b)	—	2,230
Class R2	—	32,323
Class R3	—	19,553
Class R4	173	555
Total	$24,131	$1,850,948

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,390 for the six months ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

27

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$213,839
Class B	0.75%	0.25%	1.00%	1.00%	79,518
Class C	0.75%	0.25%	1.00%	1.00%	45,798
Class R1	0.75%	0.25%	1.00%	1.00%	3,026
Class R2	0.25%	0.25%	0.50%	0.50%	10,518
Class R3	—	0.25%	0.25%	0.25%	1,897
Total Distribution and Service Fees					$354,596

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the distribution fee for Class A shares was eliminated. Prior to March 1, 2009, 0.10% of the Class A distribution fee was waived under a written waiver arrangement. For the six months ended April 30, 2009, this waiver amounted to $45,480 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2009, were as follows:

Amount
Class A	$14
Class B	10,296
Class C	382

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the

28

Notes to Financial Statements (unaudited) – continued

fund’s Board of Trustees. For the six months ended April 30, 2009, the fee was $137,262, which equated to 0.1613% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $166,139.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0251% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $831. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $6,624. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $33,205 at April 30, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid

29

Notes to Financial Statements (unaudited) – continued

by the fund to Tarantino LLC and Griffin Compliance LLC were $1,374 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $497, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $70,532,197 and $85,887,039, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	515,874	$8,166,524	1,789,254	$47,308,074
Class B	51,167	766,413	114,426	2,757,320
Class C	47,781	711,402	90,910	2,225,010
Class I	14,776	238,344	30,594	791,240
Class R (b)	—	—	60,868	1,660,911
Class R1	9,544	141,636	23,194	575,325
Former Class R2 (b)	—	—	35,692	935,263
Class R2	25,393	391,928	334,453	8,938,882
Class R3	6,847	107,202	22,620	583,288
Class R4	3,874	59,041	—	—
	675,256	$10,582,490	2,502,011	$65,775,313

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	370	$6,300	55,569	$1,565,367
Class C	—	—	65	1,719
Class I	975	16,937	2,081	59,758
Class R1	—	—	285	7,483
Former Class R2 (b)	—	—	84	2,230
Class R2	—	—	1,167	32,323
Class R3	—	—	696	19,553
Class R4	10	173	20	555
	1,355	$23,410	59,967	$1,688,988
Shares reacquired
Class A	(1,045,355)	$(16,248,873)	(3,199,956)	$(81,615,479)
Class B	(319,033)	(4,649,431)	(1,257,559)	(30,606,975)
Class C	(91,507)	(1,329,090)	(194,505)	(4,510,502)
Class I	(14,642)	(236,567)	(48,802)	(1,245,809)
Class R (b)	—	—	(156,361)	(4,248,884)
Class R1	(3,131)	(44,876)	(21,096)	(491,139)
Former Class R2 (b)	—	—	(62,264)	(1,566,393)
Class R2	(44,119)	(654,839)	(196,848)	(4,144,770)
Class R3	(12,142)	(193,510)	(42,685)	(921,699)
	(1,529,929)	$(23,357,186)	(5,180,076)	$(129,351,650)
Net change
Class A	(529,111)	$(8,076,049)	(1,355,133)	$(32,742,038)
Class B	(267,866)	(3,883,018)	(1,143,133)	(27,849,655)
Class C	(43,726)	(617,688)	(103,530)	(2,283,773)
Class I	1,109	18,714	(16,127)	(394,811)
Class R (b)	—	—	(95,493)	(2,587,973)
Class R1	6,413	96,760	2,383	91,669
Former Class R2 (b)	—	—	(26,488)	(628,900)
Class R2	(18,726)	(262,911)	138,772	4,826,435
Class R3	(5,295)	(86,308)	(19,369)	(318,858)
Class R4	3,884	59,214	20	555
	(853,318)	$(12,751,286)	(2,618,098)	$(61,887,349)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

31

Notes to Financial Statements (unaudited) – continued

borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $649 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,572,621	36,817,524	(36,209,977)	3,180,168

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,466	$3,180,168

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

33

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
Investment professionals
1-800-343-2829
Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Strategic Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/09

MFO-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	27.6%
High Yield Corporates	24.6%
Non-U.S. Government Bonds	21.3%
Emerging Markets Bonds	7.7%
Mortgage-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	4.1%
U.S. Treasury Securities	3.1%
Floating Rate Loans	2.4%
Asset-Backed Securities	0.4%
U.S. Government Agencies	0.3%
Collateralized Debt Obligations	0.1%

Credit quality of bonds (r)
AAA	21.5%
AA	11.7%
A	11.2%
BBB	20.2%
BB	13.1%
B	13.9%
CCC	4.7%
CC	0.4%
C	0.1%
D	0.7%
Not Rated	2.5%

Portfolio facts
Average Duration (d)(i)	4.4
Effective Maturity (i)(m)	6.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	61.1%
Japan	5.1%
Germany	4.2%
United Kingdom	3.2%
France	3.1%
Netherlands	2.8%
Canada	2.7%
Italy	2.6%
Spain	2.4%
Other Countries	12.8%

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/09.

Percentages are based on net assets as of 4/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2008 through April 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	0.87%	$1,000.00	$1,071.92	$4.47
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
B	Actual	1.55%	$1,000.00	$1,068.54	$7.95
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
C	Actual	1.56%	$1,000.00	$1,070.58	$8.01
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
I	Actual	0.56%	$1,000.00	$1,073.60	$2.88
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.95% for Class A shares, 1.70% for Class B shares, 1.70% for Class C shares, and 0.70% for Class I shares; the actual expenses paid during the period would have been approximately $4.88 for Class A shares, $8.71 for Class B shares, $8.72 for Class C shares, and $3.60 for Class I shares; and the hypothetical expenses paid during the period would have been approximately $4.76 for Class A shares, $8.50 for Class B shares, $8.50 for Class C shares, and $3.51 for Class I shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.7%
Issuer	Shares/Par	Value ($)

Aerospace - 0.3%
Bombardier, Inc., 6.3%, 2014 (n)	$205,000	$172,200
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	210,000	70,875
TransDigm Group, Inc., 7.75%, 2014	155,000	151,513
Vought Aircraft Industries, Inc., 8%, 2011	625,000	254,688

		$649,276
Airlines - 0.2%
Continental Airlines, Inc., 7.339%, 2014	$548,000	$345,240

Asset Backed & Securitized - 4.6%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,200,000	$96,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)	900,000	54,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.235%, 2040 (z)	674,286	296,686
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	670,985	644,146
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,241,490	1,256,344
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	12,520	11,758
Crest Ltd., CDO, 7%, 2040	400,000	30,000
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,050,000	1,058,341
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	550,000	490,029
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	700,000	371,000
Falcon Franchise Loan LLC, FRN, 2.713%, 2023 (i)(z)	3,989,792	220,237
Falcon Franchise Loan LLC, FRN, 3.38%, 2025 (i)(z)	3,257,686	232,599
First Union-Lehman Brothers Bank of America, FRN, 0.568%, 2035 (i)	14,639,386	220,314
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	404,482	412,776
GMAC LLC, FRN, 6.02%, 2033 (z)	1,758,000	1,323,401
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.528%, 2043 (i)	1,789,097	784,312
KKR Financial CLO Ltd., “C”, CDO, FRN, 2.684%, 2021 (n)	534,418	24,049
Morgan Stanley Capital I, Inc., FRN, 1.31%, 2039 (i)(z)	10,122,807	223,512
Prudential Securities Secured Financing Corp., FRN, 7.285%, 2013 (z)	875,000	716,919
Salomon Brothers Mortgage Securities, Inc., FRN, 7.146%, 2032 (z)	1,800,000	1,739,593

		$10,206,016

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 1.0%
Accuride Corp., 8.5%, 2015	$ 150,000	$34,500
Allison Transmission, Inc., 11%, 2015 (n)	620,000	372,000
FCE Bank PLC, 7.125%, 2012	EUR 900,000	910,954
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 275,000	247,512
Ford Motor Credit Co. LLC, 12%, 2015	386,000	326,241
Ford Motor Credit Co. LLC, 8%, 2016	215,000	164,008
Johnson Controls, Inc., 5.25%, 2011	290,000	285,390

		$2,340,605
Broadcasting - 1.0%
Allbritton Communications Co., 7.75%, 2012	$ 485,000	$220,675
Canwest Mediaworks, Inc., 9.25%, 2015 (d)(n)	305,000	28,213
Clear Channel Communications, 10.75%, 2016 (n)	150,000	31,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	270,000	265,950
Lamar Media Corp., 6.625%, 2015	435,000	341,475
Lamar Media Corp., “C”, 6.625%, 2015	275,000	210,375
LBI Media, Inc., 8.5%, 2017 (z)	190,000	58,900
LIN TV Corp., 6.5%, 2013	465,000	269,700
Local TV Finance LLC, 9.25%, 2015 (p)(z)	455,000	34,631
Newport Television LLC, 13%, 2017 (n)(p)	460,000	6,165
News America, Inc., 6.4%, 2035	890,000	660,990
Nexstar Broadcasting Group, Inc., 5.125%, 2014 (p)(z)	380,579	107,329
Nexstar Broadcasting Group, Inc., 7%, 2014	126,000	44,730
Univision Communications, Inc., 10.5%, 2015 (n)(p)	285,000	40,019

		$2,320,652
Brokerage & Asset Managers - 0.2%
Janus Capital Group, Inc., 6.95%, 2017	$ 375,000	$243,187
Nuveen Investments, Inc., 10.5%, 2015 (n)	345,000	174,225

		$417,412
Building - 1.4%
Associated Materials, Inc., 11.25%, 2014	$ 355,000	$127,800
Building Materials Corp. of America, 7.75%, 2014	255,000	213,563
CRH PLC, 8.125%, 2018	1,430,000	1,192,626
Lafarge S.A., 6.15%, 2011	1,320,000	1,283,728
Nortek, Inc., 10%, 2013	225,000	144,000
Nortek, Inc., 8.5%, 2014	130,000	28,600
Ply Gem Industries, Inc., 11.75%, 2013	195,000	113,100

		$3,103,417

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Business Services - 0.3%
First Data Corp., 9.875%, 2015	$425,000	$293,781
SunGard Data Systems, Inc., 10.25%, 2015	418,000	363,660

		$657,441
Cable TV - 2.1%
CCO Holdings LLC, 8.75%, 2013	$705,000	$611,588
Charter Communications Holdings LLC, 8.375%, 2014 (n)	240,000	218,400
Charter Communications Holdings LLC, 10.875%, 2014 (n)	125,000	124,375
CSC Holdings, Inc., 6.75%, 2012	365,000	356,788
CSC Holdings, Inc., 8.5%, 2014 (n)	105,000	107,100
DirectTV Holdings LLC, 7.625%, 2016	640,000	633,600
Mediacom LLC, 9.5%, 2013	180,000	176,400
TCI Communications, Inc., 9.8%, 2012	841,000	906,636
Time Warner Cable, Inc., 8.25%, 2019	920,000	1,016,747
Videotron LTEE, 6.875%, 2014	115,000	111,694
Virgin Media, Inc., 9.125%, 2016	350,000	344,750

		$4,608,078
Chemicals - 1.0%
Innophos Holdings, Inc., 8.875%, 2014	$405,000	$340,200
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	355,000	61,585
Momentive Performance Materials, Inc., 11.5%, 2016	157,000	35,325
Nalco Co., 7.75%, 2011	320,000	323,200
Nalco Finance Holdings, Inc., 9%, 2014	450,000	445,500
Yara International A.S.A., 5.25%, 2014 (n)	1,300,000	1,114,855

		$2,320,665
Construction - 0.5%
Lennar Corp., 5.125%, 2010	$1,110,000	$1,035,075
Lennar Corp., 12.25%, 2017 (z)	140,000	142,100

		$1,177,175
Consumer Goods & Services - 2.1%
Corrections Corp. of America, 6.25%, 2013	$200,000	$192,500
Fortune Brands, Inc., 5.125%, 2011	1,025,000	1,025,379
Jarden Corp., 7.5%, 2017	130,000	115,050
KAR Holdings, Inc., 10%, 2015	310,000	179,800
KAR Holdings, Inc., FRN, 5.17%, 2014	170,000	92,650
Service Corp. International, 7%, 2017	435,000	390,413
Service Corp. International, 7.625%, 2018	425,000	387,813
Ticketmaster, 10.75%, 2016 (n)	195,000	133,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Goods & Services - continued
Western Union Co., 5.4%, 2011	$1,610,000	$1,632,733
Whirlpool Corp., 8%, 2012	429,000	436,460

		$4,585,886
Containers - 1.1%
Crown Americas LLC, 7.75%, 2015	$250,000	$253,750
Graham Packaging Holdings Co., 9.875%, 2014	450,000	363,938
Greif, Inc., 6.75%, 2017	915,000	846,375
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,000,000	1,015,000

		$2,479,063
Defense Electronics - 1.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,241,521
L-3 Communications Corp., 6.125%, 2014	700,000	665,000
L-3 Communications Corp., 5.875%, 2015	330,000	301,950

		$2,208,471
Electronics - 0.2%
Avago Technologies Ltd., 11.875%, 2015	$160,000	$139,600
Flextronics International Ltd., 6.25%, 2014	265,000	239,825
Freescale Semiconductor, Inc., 8.875%, 2014	230,000	78,200
Spansion, Inc., 11.25%, 2016 (d)(n)	375,000	37,500

		$495,125
Emerging Market Quasi-Sovereign - 3.6%
Corporación Nacional del Cobre de Chile, 7.5%, 2019 (n)	$105,000	$111,875
Export-Import Bank of Korea, 8.125%, 2014	402,000	421,603
Hana Bank, 6.5%, 2012 (z)	520,000	529,574
Industrial Bank of Korea, 7.125%, 2014 (z)	602,000	592,245
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	109,000	97,010
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	352,000	304,480
Korea Development Bank, 8%, 2014	263,000	276,148
Mubadala Development Co., 5.75%, 2014 (z)	1,502,000	1,487,265
Mubadala Development Co., 7.625%, 2019 (z)	981,000	973,917
National Power Corp., 5.501%, 2011	389,000	386,950
Pemex Project Funding Master Trust, 5.75%, 2018	778,000	704,090
Petrobras International Finance Co., 7.875%, 2019	510,000	545,700
Petroleos Mexicanos, 8%, 2019 (n)	467,000	496,787
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	264,000	187,387
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	866,041

		$7,981,072

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 2.4%
Emirate of Abu Dhabi, 5.5%, 2014 (z)	$146,000	$149,267
Emirate of Abu Dhabi, 6.75%, 2019 (z)	316,000	320,676
Republic of Argentina, FRN, 3.127%, 2012	329,550	172,949
Republic of Colombia, 7.375%, 2017	704,000	753,280
Republic of Columbia, 7.375%, 2019	101,000	106,161
Republic of Indonesia, 6.875%, 2018 (n)	278,000	250,200
Republic of Indonesia, 7.75%, 2038 (n)	211,000	183,570
Republic of Korea, 5.75%, 2014	828,000	849,645
Republic of Korea, 7.125%, 2019	394,000	402,441
Republic of Panama, 7.25%, 2015	520,000	557,700
Republic of Peru, 7.125%, 2019	103,000	111,240
Republic of Turkey, 7.5%, 2019	102,000	101,271
Republic of Uruguay, 8%, 2022	535,000	510,925
State of Qatar, 5.15%, 2014 (z)	538,000	550,105
State of Qatar, 6.55%, 2019 (z)	363,000	374,798

		$5,394,228
Energy - Independent - 2.6%
Chaparral Energy, Inc., 8.875%, 2017	$470,000	$190,350
Chesapeake Energy Corp., 6.375%, 2015	555,000	489,788
EnCana Corp., 6.5%, 2019	470,000	482,375
Forest Oil Corp., 8.5%, 2014 (n)	110,000	106,700
Forest Oil Corp., 7.25%, 2019	470,000	391,275
Hilcorp Energy I LP, 9%, 2016 (n)	475,000	406,125
Mariner Energy, Inc., 8%, 2017	540,000	391,500
McMoRan Exploration Co., 11.875%, 2014	225,000	166,500
Newfield Exploration Co., 6.625%, 2014	255,000	234,600
Newfield Exploration Co., 6.625%, 2016	120,000	108,600
Nexen, Inc., 6.4%, 2037	1,100,000	800,361
OPTI Canada, Inc., 8.25%, 2014	710,000	390,500
Petrohawk Energy Corp., 10.5%, 2014 (n)	210,000	211,050
Plains Exploration & Production Co., 7%, 2017	625,000	537,500
Quicksilver Resources, Inc., 7.125%, 2016	690,000	431,250
SandRidge Energy, Inc., 8%, 2018 (n)	420,000	367,500

		$5,705,974
Energy - Integrated - 2.1%
ConocoPhillips, 5.75%, 2019	$1,580,000	$1,612,915
Hess Corp., 8.125%, 2019	270,000	295,798
Petro-Canada, 5%, 2014	860,000	811,111
Shell International Finance, 4%, 2014	1,870,000	1,928,391

		$4,648,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Entertainment - 0.2%
AMC Entertainment, Inc., 11%, 2016	$285,000	$279,300
Marquee Holdings, Inc., 12%, 2014	225,000	174,938
Time Warner, Inc., 6.5%, 2036	110,000	90,689

		$544,927
Financial Institutions - 1.1%
General Electric Capital Corp., FRN, 1.158%, 2012	$770,000	$653,900
GMAC LLC, 6.875%, 2011 (z)	433,000	376,710
GMAC LLC, 7%, 2012 (z)	185,000	151,700
GMAC LLC, 6.75%, 2014 (z)	255,000	188,700
GMAC LLC, 8%, 2031 (z)	330,000	231,000
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,400,000	210,000
ORIX Corp., 5.48%, 2011	970,000	754,242

		$2,566,252
Food & Beverages - 2.8%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$1,100,000	$1,151,667
ARAMARK Corp., 8.5%, 2015	240,000	229,200
Conagra Foods, Inc., 7.875%, 2010	746,000	783,339
Conagra Foods, Inc., 7%, 2019	50,000	53,124
Dean Foods Co., 7%, 2016	455,000	443,625
Del Monte Corp., 6.75%, 2015	360,000	345,600
General Mills, Inc., 5.65%, 2019	200,000	204,193
Kraft Foods, Inc., 6.125%, 2018	720,000	731,392
Michael Foods, Inc., 8%, 2013	495,000	467,775
Miller Brewing Co., 5.5%, 2013 (n)	1,370,000	1,314,962
Tyson Foods, Inc., 7.85%, 2016	560,000	507,889

		$6,232,766
Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017	$178,000	$178,903
CVS Caremark Corp., 6.6%, 2019	200,000	211,560

		$390,463
Forest & Paper Products - 1.0%
Buckeye Technologies, Inc., 8%, 2010	$26,000	$24,700
Buckeye Technologies, Inc., 8.5%, 2013	1,075,000	935,250
Georgia-Pacific Corp., 7.125%, 2017 (n)	255,000	240,975
Georgia-Pacific Corp., 8%, 2024	150,000	127,500
Graphic Packaging International Corp., 9.5%, 2013	160,000	144,400
Jefferson Smurfit Corp., 8.25%, 2012 (d)	195,000	40,950
Millar Western Forest Products Ltd., 7.75%, 2013	530,000	180,200
NewPage Holding Corp., 10%, 2012	160,000	75,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Forest & Paper Products - continued
Smurfit-Stone Container Corp., 8%, 2017 (d)	$ 141,000	$30,315
Stora Enso Oyj, 6.404%, 2016 (n)	690,000	414,000

		$2,213,490
Gaming & Lodging - 1.2%
Boyd Gaming Corp., 6.75%, 2014	$ 295,000	$224,200
Firekeepers Development Authority, 13.875%, 2015 (z)	260,000	187,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	315,000	11,025
Harrah’s Operating Co., Inc., 10%, 2018 (z)	786,000	369,420
Host Hotels & Resorts, Inc., 7.125%, 2013	115,000	108,100
Host Hotels & Resorts, Inc., 6.75%, 2016	140,000	122,150
MGM Mirage, 8.375%, 2011	150,000	61,500
MGM Mirage, 7.5%, 2016	305,000	170,800
Pinnacle Entertainment, Inc., 7.5%, 2015	635,000	527,050
Royal Caribbean Cruises Ltd., 7%, 2013	225,000	174,375
Scientific Games Corp., 6.25%, 2012	335,000	304,850
Station Casinos, Inc., 6%, 2012 (d)	225,000	78,188
Station Casinos, Inc., 6.5%, 2014 (d)	620,000	21,700
Station Casinos, Inc., 6.875%, 2016 (d)	1,060,000	34,450
Trump Entertainment Resorts, Inc., 8.5%, 2015 (d)	825,000	59,813
Wyndham Worldwide Corp., 6%, 2016	380,000	250,575

		$2,705,396
Industrial - 1.3%
Baldor Electric Co., 8.625%, 2017	$ 180,000	$159,300
Blount International, Inc., 8.875%, 2012	230,000	223,100
Johns Hopkins University, 5.25%, 2019	1,180,000	1,171,669
JohnsonDiversey, Inc., 9.625%, 2012	EUR 140,000	150,040
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 515,000	487,963
Steelcase, Inc., 6.5%, 2011	618,000	610,273

		$2,802,345
Insurance - 0.7%
Allianz AG, 5.5%, 2049	EUR 947,000	$889,613
ING Groep N.V., 5.775% to 2015, FRN to 2049	$ 2,010,000	743,700

		$1,633,313
Insurance - Property & Casualty - 0.9%
AXIS Capital Holdings Ltd., 5.75%, 2014	$ 1,555,000	$1,176,298
USI Holdings Corp., 9.75%, 2015 (z)	320,000	153,600
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	1,080,000	583,200

		$1,913,098

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 3.5%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 500,000	$450,587
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$ 1,090,000	1,173,350
ING Bank N.V., 3.9%, 2014 (z)	1,060,000	1,052,531
Landwirtschaftliche Rentenbank, 4.125%, 2013	1,190,000	1,222,896
LeasePlan Corp. N.V., 3%, 2012 (z)	470,000	469,817
Lloyds TSB Bank PLC, FRN, 2.207%, 2012 (z)	1,000,000	997,504
Province of Ontario, 5.45%, 2016	745,000	786,562
Societe Financement de l’ Economie, 3.375%, 2014 (z)	1,214,000	1,218,109
Swedbank AB, 2.8%, 2012 (z)	300,000	299,249

		$7,670,605
International Market Sovereign - 17.5%
Dutch Government, 3.75%, 2014	EUR 924,000	$1,280,517
Federal Republic of Germany, 5.25%, 2010	1,216,000	1,685,891
Federal Republic of Germany, 3.75%, 2015	1,556,000	2,187,168
Federal Republic of Germany, 4.25%, 2018	804,000	1,158,001
Federal Republic of Germany, 6.25%, 2030	773,000	1,311,092
Government of Australia, 6.25%, 2015	AUD 844,000	678,199
Government of Canada, 4.5%, 2015	CAD 845,000	796,699
Government of Canada, 5.75%, 2033	218,000	234,776
Government of Japan, 1.5%, 2012	JPY112,000,000	1,169,251
Government of Japan, 1.3%, 2014	242,000,000	2,503,404
Government of Japan, 1.7%, 2017	346,000,000	3,637,512
Government of Japan, 2.2%, 2027	108,000,000	1,130,853
Government of Japan, 2.4%, 2037	113,000,000	1,203,243
Kingdom of Belgium, 5.5%, 2017	EUR 683,000	1,021,652
Kingdom of Spain, 5.35%, 2011	2,884,000	4,127,344
Kingdom of Sweden, 4.5%, 2015	SEK 3,365,000	460,371
Republic of Austria, 4.65%, 2018	EUR 935,000	1,305,860
Republic of France, 4.75%, 2012	753,000	1,079,395
Republic of France, 6%, 2025	621,000	1,009,983
Republic of France, 4.75%, 2035	1,041,000	1,498,306
Republic of Ireland, 4.6%, 2016	981,000	1,294,677
Republic of Italy, 4.75%, 2013	1,572,000	2,225,902
Republic of Italy, 5.25%, 2017	1,761,000	2,568,895
Republic of Portugal, 4.45%, 2018	204,000	276,048
United Kingdom Treasury, 8%, 2015	GBP 801,000	1,558,684
United Kingdom Treasury, 8%, 2021	394,000	829,491
United Kingdom Treasury, 4.25%, 2036	480,000	691,981

		$38,925,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 0.6%
Atlas Copco AB, 5.6%, 2017 (n)	$1,073,000	$1,018,072
Case New Holland, Inc., 7.125%, 2014	380,000	332,500

		$1,350,572
Major Banks - 2.4%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$1,840,000	$717,311
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	226,000	117,369
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	600,000	388,950
Credit Suisse New York, 5.5%, 2014	650,000	651,668
Goldman Sachs Group, Inc., 6%, 2014	450,000	448,268
Goldman Sachs Group, Inc., 7.5%, 2019	314,000	322,203
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	325,403
Morgan Stanley, 6.75%, 2011	780,000	797,300
Natixis S.A., 10% to 2018, FRN to 2049 (n)	820,000	336,348
Royal Bank of Scotland Group PLC, 9.118%, 2049	857,000	629,895
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,187,000	558,009

		$5,292,724
Medical & Health Technology & Services - 3.6%
Biomet, Inc., 10%, 2017	$350,000	$364,000
Biomet, Inc., 11.625%, 2017	290,000	281,300
Cardinal Health, Inc., 5.8%, 2016	840,000	781,832
Community Health Systems, Inc., 8.875%, 2015	720,000	716,400
Cooper Cos., Inc., 7.125%, 2015	265,000	247,775
DaVita, Inc., 6.625%, 2013	159,000	156,218
DaVita, Inc., 7.25%, 2015	753,000	736,058
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	196,100
HCA, Inc., 6.375%, 2015	715,000	564,850
HCA, Inc., 9.25%, 2016	855,000	846,450
HCA, Inc., 8.5%, 2019 (z)	205,000	206,281
Hospira, Inc., 5.55%, 2012	450,000	444,848
Hospira, Inc., 6.05%, 2017	410,000	367,438
McKesson Corp., 5.7%, 2017	370,000	360,582
Owens & Minor, Inc., 6.35%, 2016	710,000	635,776
Psychiatric Solutions, Inc., 7.75%, 2015	210,000	192,150
U.S. Oncology, Inc., 10.75%, 2014	390,000	361,725
Universal Hospital Services, Inc., 8.5%, 2015 (p)	305,000	283,650
Universal Hospital Services, Inc., FRN, 5.943%, 2015	90,000	69,075
VWR Funding, Inc., 10.25%, 2015 (p)	265,000	192,788

		$8,005,296

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.3%
Arch Western Finance LLC, 6.75%, 2013	$345,000	$301,013
BHP Billiton Finance Ltd., 6.5%, 2019	280,000	304,128
FMG Finance Ltd., 10.625%, 2016 (n)	540,000	472,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	850,000	833,000
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	160,000	140,400
Peabody Energy Corp., 7.375%, 2016	20,000	19,550
Peabody Energy Corp., “B”, 6.875%, 2013	665,000	651,700
Rio Tinto Finance USA Ltd., 5.875%, 2013	205,000	193,305

		$2,915,596
Mortgage Backed - 5.0%
Fannie Mae, 5.5%, 2019 - 2035	$7,579,158	$7,894,521
Fannie Mae, 6.5%, 2031	223,129	240,563
Fannie Mae, 6%, 2034 (f)	2,755,141	2,903,497

		$11,038,581
Municipals - 0.3%
California Build America, 7.55%, 2039	$720,000	$750,708

Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016	$385,000	$372,488
Inergy LP, 6.875%, 2014	335,000	314,900

		$687,388
Natural Gas - Pipeline - 2.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$300,000	$181,500
Atlas Pipeline Partners LP, 8.75%, 2018	270,000	164,700
CenterPoint Energy, Inc., 7.875%, 2013	1,096,000	1,149,411
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	695,000	689,729
El Paso Corp., 8.25%, 2016	275,000	268,125
El Paso Corp., 7.25%, 2018	280,000	255,500
Energy Transfer Partners LP, 8.5%, 2014	93,000	100,382
Kinder Morgan Energy Partners LP, 6%, 2017	830,000	782,775
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,474,310
Spectra Energy Capital LLC, 8%, 2019	679,000	672,310
Williams Partners LP, 7.25%, 2017	300,000	271,500

		$6,010,242
Network & Telecom - 3.4%
AT&T, Inc., 5.8%, 2019	$660,000	$671,062
Cincinnati Bell, Inc., 8.375%, 2014	535,000	528,313
Citizens Communications Co., 9.25%, 2011	768,000	808,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Deutsche Telekom International Finance B.V., 8.5%, 2010	$543,000	$570,802
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	448,725
Qwest Communications International, Inc., 7.25%, 2011	710,000	694,025
Qwest Corp., 8.875%, 2012	290,000	294,350
Qwest Corp., 7.5%, 2014	560,000	540,400
Telecom Italia Capital, 4.875%, 2010	248,000	246,330
Telefonica Europe B.V., 7.75%, 2010	1,090,000	1,144,656
Telemar Norte Leste S.A., 9.5%, 2019 (z)	532,000	554,610
Verizon Communications, Inc., 8.75%, 2018	690,000	824,441
Windstream Corp., 8.625%, 2016	300,000	298,500

		$7,624,534
Oil Services - 0.4%
Smith International, Inc., 9.75%, 2019	$800,000	$845,500

Oils - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015	$813,000	$808,389

Other Banks & Diversified Financials - 1.3%
American Express Centurion Bank, 5.2%, 2010	$840,000	$807,657
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012 (z)	600,000	518,420
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	246,000	136,924
Swedbank AB, 9% to 2010, FRN to 2049 (n)	800,000	308,000
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	459,200
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	658,949

		$2,889,150
Pharmaceuticals - 1.5%
Pfizer, Inc., 6.2%, 2019	$1,280,000	$1,375,670
Roche Holdings, Inc., 6%, 2019 (n)	1,590,000	1,653,209
Teva Pharmaceutical Finance LLC, 5.55%, 2016	359,000	368,826

		$3,397,705
Pollution Control - 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$375,000	$367,500

Precious Metals & Minerals - 0.2%
Alrosa Finance S.A., 8.875%, 2014	$488,000	$357,460

Printing & Publishing - 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$24,903	$11,393
American Media Operations, Inc., 14%, 2013 (p)(z)	260,008	112,923
Dex Media, Inc., 9.875%, 2013 (d)	849,000	241,965

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
Idearc, Inc., 8%, 2016 (d)	$183,000	$2,974
Nielsen Finance LLC, 10%, 2014	330,000	310,200
Nielsen Finance LLC, 11.5%, 2016 (z)	100,000	94,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	533,000	293,150
Quebecor World, Inc., 6.125%, 2013 (d)	210,000	3,938
Tribune Co., 5.25%, 2015 (d)	280,000	11,900

		$1,082,943
Railroad & Shipping - 0.1%
Kansas City Southern Railway, 8%, 2015	$140,000	$121,100
Panama Canal Railway Co., 7%, 2026 (n)	337,000	192,090

		$313,190
Real Estate - 0.7%
Simon Property Group, Inc., REIT, 6.1%, 2016	$1,790,000	$1,547,369

Retailers - 1.0%
Couche-Tard, Inc., 7.5%, 2013	$490,000	$485,100
Limited Brands, Inc., 5.25%, 2014	671,000	542,573
Macy’s Retail Holdings, Inc., 5.75%, 2014	200,000	170,017
Macy’s Retail Holdings, Inc., 7.875%, 2015	860,000	809,115
Rite Aid Corp., 7.5%, 2017	200,000	148,500
Sally Beauty Holdings, Inc., 10.5%, 2016	175,000	168,875

		$2,324,180
Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$310,000	$257,300

Supermarkets - 0.6%
Delhaize Group, 5.875%, 2014	$740,000	$750,137
Safeway, Inc., 4.95%, 2010	470,000	481,531
SUPERVALU, Inc., 8%, 2016	60,000	58,200

		$1,289,868
Telecommunications - Wireless - 1.7%
Charter Communications, Inc., 7.75%, 2017 (z)	$125,000	$126,250
Crown Castle International Corp., 9%, 2015	175,000	178,500
MetroPCS Wireless, Inc., 9.25%, 2014	345,000	345,431
Nextel Communications, Inc., 6.875%, 2013	170,000	130,475
Rogers Cable, Inc., 5.5%, 2014	659,000	662,547
Sprint Nextel Corp., 8.375%, 2012	610,000	584,838
Sprint Nextel Corp., 8.75%, 2032	155,000	117,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Vodafone Group PLC, 5.375%, 2015	$1,080,000	$1,079,957
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	442,000	459,680

		$3,685,478
Telephone Services - 0.1%
Frontier Communications Corp., 8.25%, 2014	$235,000	$230,888

Tobacco - 1.0%
Altria Group, Inc., 9.25%, 2019	$1,040,000	$1,190,887
Reynolds American, Inc., 6.75%, 2017	1,040,000	934,754

		$2,125,641
Transportation - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$561,751	$421,313
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	242,200	146,531

		$567,844
Transportation - Services - 0.1%
Hertz Corp., 8.875%, 2014	$440,000	$341,000

U.S. Government Agencies and Equivalents - 0.3%
Citigroup, Inc., 2.875%, 2011 (m)	$660,000	$678,139

Utilities - Electric Power - 4.5%
AES Corp., 8%, 2017	$520,000	$475,800
Beaver Valley Funding Corp., 9%, 2017	1,545,000	1,518,380
Consumers Energy Co., 6.7%, 2019	190,000	200,524
Dynegy Holdings, Inc., 7.5%, 2015	300,000	235,500
Dynegy Holdings, Inc., 7.75%, 2019	170,000	124,950
Edison Mission Energy, 7%, 2017	1,420,000	1,072,100
Enersis S.A., 7.375%, 2014	191,000	201,495
FirstEnergy Corp., 6.45%, 2011	857,000	870,405
HQI Transelec Chile S.A., 7.875%, 2011	1,051,000	1,089,234
Mirant Americas Generation LLC, 8.3%, 2011	100,000	100,000
Mirant North America LLC, 7.375%, 2013	385,000	370,563
NRG Energy, Inc., 7.375%, 2016	1,170,000	1,126,125
Pacific Gas & Electric Co., 4.2%, 2011	630,000	646,393
Progress Energy, Inc., 6.05%, 2014	610,000	636,200
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	1,405,000	797,338
Waterford 3 Funding Corp., 8.09%, 2017	481,685	475,567

		$9,940,574
Total Bonds (Identified Cost, $233,359,246)		$205,967,620

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 2.4%
Issuer	Shares/Par	Value ($)

Aerospace - 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 3.22%, 2014	$26,430	$13,582
Hawker Beechcraft Acquisition Co., Term Loan B, 2.68%, 2014	597,059	306,822

		$320,404
Automotive - 0.6%
Accuride Corp., Term Loan B, 6.25%, 2012	$49,117	$29,378
Allison Transmission, Inc., Term Loan B, 3.21%, 2014	330,027	235,419
Federal Mogul Corp., Term Loan B, 2.42%, 2015	352,979	197,227
Ford Motor Co., Term Loan B, 3.68%, 2013	184,401	115,628
General Motors Corp., Term Loan B, 8%, 2013	543,125	351,130
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.19%, 2014	573,442	477,595

		$1,406,377
Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 4%, 2014 (o)	$185,488	$77,441
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	249,763	94,598
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	133,079	50,404

		$222,443
Building - 0.0%
Building Materials Corp., Term Loan B, 3.25%, 2014	$55,813	$41,604

Business Services - 0.2%
First Data Corp., Term Loan B-1, 3.18%, 2014	$464,147	$338,015

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan B, 5.59%, 2014	$246,061	$206,760
CSC Holdings, Inc., Term Loan B, 2.19%, 2013	367,087	338,179

		$544,939
Electronics - 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.25%, 2013	$155,531	$89,965

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (d)	$130,082	$100,597

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.71%, 2014	$310,737	$18,644
Harrahs Entertainment, Inc., Term Loan B, 2015 (o)	159,291	112,831
MGM MIRAGE, Term Loan B, 2011 (o)	124,051	76,369

		$207,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Industrial - 0.0%
Oshkosh Truck, Term Loan B, 7.24%, 2013	$53,617	$43,832

Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Term Loan, 2.67%, 2014	$74,421	$66,987
Community Health Systems, Inc., Term Loan B, 3.44%, 2014	3,797	3,417

		$70,404
Printing & Publishing - 0.2%
Nielsen Co., Term Loan, 2.46%, 2013	$279,038	$235,692
Tribune Co., Term Loan B, 5.25%, 2014	540,238	134,384

		$370,076
Specialty Chemicals - 0.1%
LyondellBasell Dutch Tranche Revolving Credit Loan, 5.75%, 2014 (o)	$5,238	$1,737
LyondellBasell Dutch Tranche Term Loan A, 5.75%, 2014 (o)	12,478	4,139
LyondellBasell German Term Loan B-1, 6%, 2014 (o)	15,037	4,987
LyondellBasell German Term Loan B-2, 6%, 2014 (o)	15,037	4,987
LyondellBasell German Term Loan B-3, 6%, 2014 (o)	15,037	4,987
LyondellBasell Revolving Credit Loan, 5.75%, 2014 (o)	19,642	6,515
LyondellBasell Second Priority DIP Term Loan, 5.94%, 2009	61,782	47,379
LyondellBasell Super Priority DIP Term Loan, 2014 (q)	61,813	62,500
LyondellBasell Term Loan B-1, 7%, 2014 (o)	65,252	21,642
LyondellBasell Term Loan B-2, 7%, 2014 (o)	65,252	21,642
LyondellBasell Term Loan B-3, 7%, 2014 (o)	65,252	21,642
LyondellBasell U.S. Tranche Term Loan A, 5.75%, 2014 (o)	37,424	12,412

		$214,569
Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.69%, 2013	$220,630	$151,289

Utilities - Electric Power - 0.5%
Calpine Corp., Term Loan, 4.09%, 2014	$392,069	$333,013
NRG Energy, Inc., Letter of Credit, 1.12%, 2013	106,904	99,198
NRG Energy, Inc., Term Loan B, 2.72%, 2013	200,627	186,165
TXU Corp. Term Loan B-3, 3.96%, 2014	663,470	446,787

		$1,065,163
Total Floating Rate Loans (Identified Cost, $6,786,519)		$5,187,521

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media, Inc., (Identified Cost, $10,199)	4,766	$6,387

Portfolio of Investments (unaudited) – continued

Preferred Stocks - 0.0%
Issuer	Shares/Par	Value ($)

Automotive - 0.0%
Preferred Blocker, Inc., 7% (z) (Identified Cost, $128,590)	167	$50,100

Rights - 0.0%
Emerging Market Sovereign - 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a) (Identified Cost, $0)	1,250,000	$0

Money Market Funds (v) - 6.4%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	14,267,810	$14,267,810
Total Investments (Identified Cost, $254,552,364)		$225,479,438

Other Assets, Less Liabilities - (1.5)%		(3,363,075)
Net Assets - 100.0%		$222,116,363

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,304,983, representing 9.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	9/21/04	$787,233	$54,000
American Media Operations, Inc., 9%, 2013	1/30/09	14,972	11,393
American Media Operations, Inc., 14%, 2013	1/30/09	128,514	112,923
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,021,047	96,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.235%, 2040	3/01/06	674,286	296,686
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012	3/08/05	600,000	518,420
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	672,758	644,146
Charter Communications, Inc., 7.75%, 2017	4/15/09	121,366	126,250
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,221,983	1,256,344
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	542,437	490,029
Emirate of Abu Dhabi, 5.5%, 2014	4/01/09	145,056	149,267
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	315,214	320,676
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	647,358	371,000
Falcon Franchise Loan LLC, FRN, 2.713%, 2023	1/18/02	267,684	220,237
Falcon Franchise Loan LLC, FRN, 3.38%, 2025	1/29/03	372,308	232,599
Firekeepers Development Authority, 13.875%, 2015	4/22/08	253,430	187,200
GMAC LLC, 6.875%, 2011	12/29/08	362,758	376,710
GMAC LLC, 7%, 2012	1/23/09	133,972	151,700
GMAC LLC, 6.75%, 2014	2/09/09	169,030	188,700
GMAC LLC, 8%, 2031	12/29/08	212,074	231,000
GMAC LLC, FRN, 6.02%, 2033	11/17/00	1,674,072	1,323,401
HCA, Inc., 8.5%, 2019	4/15/02	198,358	206,281
Hana Bank, 6.5%, 2012	4/02/09	523,905	529,574
Harrah’s Operating Co., Inc., 10%, 2018	2/13/08	863,176	369,420
ING Bank N.V., 3.9%, 2014	3/12/09	1,057,998	1,052,531
Industrial Bank of Korea, 7.125%, 2014	4/16/09	598,632	592,245
LBI Media, Inc., 8.5%, 2017	7/18/07	187,243	58,900
LeasePlan Corp. N.V., 3%, 2012	4/28/09	469,873	469,817
Lennar Corp., 12.25%, 2017	4/23/09	137,338	142,100
Lloyds TSB Bank PLC, FRN, 2.207%, 2012	3/25/09	1,000,000	997,504
Local TV Finance LLC, 9.25%, 2015	11/09/07-12/11/07	439,272	34,631
Morgan Stanley Capital I, Inc., FRN, 1.31%, 2039	7/20/04	357,427	223,512

Portfolio of Investments (unaudited) – continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Mubadala Development Co., 5.75%, 2014	4/30/09	$1,487,265	$1,487,265
Mubadala Development Co., 7.625%, 2019	4/30/09	973,917	973,917
Nexstar Broadcasting Group, Inc., 5.125%, 2014	3/31/09	304,608	107,329
Nielsen Finance LLC, 11.5%, 2016	4/24/09	92,173	94,500
Preferred Blocker, Inc., 7%	12/29/08	128,590	50,100
Prudential Securities Secured Financing Corp., FRN, 7.285%, 2013	12/06/04	923,597	716,919
Salomon Brothers Mortgage Securities, Inc., FRN, 7.146%, 2032	1/07/05	1,968,526	1,739,593
Societe Financement de l’ Economie, 3.375%, 2014	4/23/09	1,209,302	1,218,109
State of Qatar, 5.15%, 2014	4/02/09	537,516	550,105
State of Qatar, 6.55%, 2019	4/02/09	361,851	374,798
Swedbank AB, 2.8%, 2012	4/14/09	301,045	299,249
Telemar Norte Leste S.A., 9.5%, 2019	4/16/09	537,914	554,610
USI Holdings Corp., 9.75%, 2015	4/26/07-9/13/07	322,535	153,600
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	442,996	459,680
Total Restricted Securities			$20,814,970
% of Net Assets			9.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation—Asset Derivatives
BUY	AUD	UBS AG	866,158	5/05/09	$626,401	$629,437	$3,036
BUY	DKK	UBS AG	1,929,429	5/05/09	337,473	342,703	5,230
SELL	DKK	Citibank N.A.	7,334	5/05/09	1,306	1,302	4
BUY	EUR	UBS AG	20,893	5/20/09	27,418	27,643	225
SELL	EUR	Goldman Sachs International	380,405	5/20/09	505,000	503,294	1,706
SELL	JPY	JPMorgan Chase Bank	567,629,213	5/18/09	6,244,546	5,756,918	487,628

							$497,829

Depreciation—Liability Derivatives
SELL	AUD	UBS AG	1,732,315	5/05/09-7/01/09	$1,177,689	$1,256,486	$(78,797)
SELL	CAD	Citibank N.A.	95,842	5/19/09	77,685	80,320	(2,635)
SELL	CAD	UBS AG	1,704,823	5/19/09	1,351,334	1,428,722	(77,388)
SELL	DKK	Barclays Bank London	1,922,095	5/05/09	323,825	341,400	(17,575)
BUY	EUR	UBS AG	396,267	5/20/09	540,453	524,280	(16,173)
SELL	EUR	Barclays Bank London	4,249,553	5/20/09	5,477,674	5,622,355	(144,681)
SELL	EUR	Deutsche Bank	124,718	5/20/09	157,093	165,008	(7,915)
SELL	EUR	JPMorgan Chase Bank	4,249,553	5/20/09	5,477,780	5,622,357	(144,577)
SELL	EUR	UBS AG	2,933,747	5/20/09	3,783,306	3,881,484	(98,178)
SELL	GBP	Barclays Bank London	945,402	5/18/09	1,347,198	1,398,581	(51,383)
SELL	GBP	Citibank N.A.	223,568	5/18/09	330,000	330,736	(736)
SELL	GBP	Deutsche Bank	954,402	5/18/09	1,348,063	1,398,581	(50,518)
BUY	JPY	UBS AG	635,704,067	5/19/09	6,930,883	6,447,431	(483,452)
SELL	JPY	Goldman Sachs	246,688,050	5/19/09	2,450,000	2,501,957	(51,957)
SELL	SEK	UBS AG	3,500,909	6/29/09	431,234	435,196	(3,962)

							$(1,229,927)

Futures Contracts Outstanding at 4/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	59	$6,911,297	Jun-09	$15,004

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	1,130,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$53,383
3/20/14	USD	490,000	JPMorgan Chase Bank	(2)	1.75% (fixed rate)	4,975
6/20/13	USD	6,256,000	Morgan Stanley Capital Services, Inc. (a)	(3)	5.00% (fixed rate)	1,083,016

						$1,141,374

Liability Derivatives
Credit Default Swaps
12/20/13	USD	620,000	JPMorgan Chase Bank	(4)	0.78% (fixed rate)	$(1,261)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/2013.
(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/2023.
(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.
(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics Inc., 6.875%, 6/01/2018.
(a)	Net unamortized premiums paid by the fund amounted to $348,078.

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $240,284,554)	$211,211,628
Underlying funds, at cost and value	14,267,810
Total investments, at value (identified cost, $254,552,364)	$225,479,438
Cash	92,300
Receivables for
Forward foreign currency exchange contracts	497,829
Investments sold	862,195
Fund shares sold	496,797
Interest and dividends	3,825,164
Swaps, at value (net unamortized premiums paid, $348,078)	1,141,374
Receivable from investment adviser	43,773
Other assets	2,842
Total assets	$232,441,712
Liabilities
Payables for
Distributions	$312,690
Forward foreign currency exchange contracts	1,229,927
Daily variation margin on open futures contracts	922
Investments purchased	8,138,949
Fund shares reacquired	479,303
Swaps, at value	1,261
Payable to affiliates
Management fee	7,250
Shareholder servicing costs	54,551
Distribution and service fees	5,577
Administrative services fee	279
Payable for independent trustees’ compensation	40,734
Accrued expenses and other liabilities	53,906
Total liabilities	$10,325,349
Net assets	$222,116,363
Net assets consist of
Paid-in capital	$315,889,000
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(28,993,193)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(63,753,382)
Accumulated distributions in excess of net investment income	(1,026,062)
Net assets	$222,116,363
Shares of beneficial interest outstanding	40,145,237

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$156,973,037	28,279,598	$5.55
Class B	36,689,737	6,673,224	5.50
Class C	26,608,191	4,859,777	5.48
Class I	1,845,398	332,638	5.55

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value for all shares classes, except for Class A, for which the maximum offering price per share was $5.83.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$7,273,941
Dividends	4,533
Dividends from underlying funds	43,243
Total investment income		$7,321,717
Expenses
Management fee	$675,234
Distribution and service fees	533,575
Shareholder servicing costs	249,800
Administrative services fee	25,234
Independent trustees’ compensation	5,446
Custodian fee	26,350
Shareholder communications	19,105
Auditing fees	26,764
Legal fees	3,580
Miscellaneous	38,894
Total expenses		$1,603,982
Fees paid indirectly	(3,764)
Reduction of expenses by investment adviser	(492,799)
Net expenses		$1,107,419
Net investment income		$6,214,298
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(8,548,160)
Futures contracts	497,908
Swap transactions	148,411
Foreign currency transactions	1,306,013
Net realized gain (loss) on investments and foreign currency transactions		$(6,595,828)
Change in unrealized appreciation (depreciation)
Investments	$17,251,734
Futures contracts	(53,469)
Swap transactions	(58,905)
Translation of assets and liabilities in foreign currencies	(2,123,578)
Net unrealized gain (loss) on investments and foreign currency translation		$15,015,782
Net realized and unrealized gain (loss) on investments and foreign currency		$8,419,954
Change in net assets from operations		$14,634,252

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
From operations
Net investment income	$6,214,298	$14,303,078
Net realized gain (loss) on investments and foreign currency transactions	(6,595,828)	(3,414,349)
Net unrealized gain (loss) on investments and foreign currency translation	15,015,782	(44,693,294)
Change in net assets from operations	$14,634,252	$(33,804,565)
Distributions declared to shareholders
From net investment income	$(9,789,302)	$(15,352,280)
Change in net assets from fund share transactions	$6,008,424	$(17,660,200)
Total change in net assets	$10,853,374	$(66,817,045)
Net assets
At beginning of period	211,262,989	278,080,034
At end of period (including accumulated distributions in excess of net investment income of $1,026,062 and undistributed net investment income of $2,548,942, respectively)	$222,116,363	$211,262,989

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.43		$6.67	$6.70	$6.67	$6.90	$6.69
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.39	$0.37	$0.38	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		(1.22)	(0.04)	0.05	(0.20)	0.22
Total from investment operations	$0.38		$(0.85)	$0.35	$0.42	$0.18	$0.62
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.39)	$(0.38)	$(0.39)	$(0.41)	$(0.41)
Net asset value, end of period	$5.55		$5.43	$6.67	$6.70	$6.67	$6.90
Total return (%) (r)(s)(t)	7.19	(n)	(13.37)	5.41	6.59	2.68	9.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.28	1.29	1.33	1.34	1.32
Expenses after expense reductions (f)	0.87	(a)	0.83	0.83	0.83	0.83	0.87
Net investment income	6.15	(a)	5.74	5.79	5.55	5.51	5.92
Portfolio turnover	23		45	55	66	63	64
Net assets at end of period (000 Omitted)	$156,973		$147,255	$185,193	$194,376	$196,672	$190,165

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.38		$6.59	$6.63	$6.59	$6.83	$6.62
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.34	$0.32	$0.33	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		(1.19)	(0.04)	0.07	(0.21)	0.22
Total from investment operations	$0.36		$(0.86)	$0.30	$0.39	$0.12	$0.57
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.35)	$(0.34)	$(0.35)	$(0.36)	$(0.36)
Net asset value, end of period	$5.50		$5.38	$6.59	$6.63	$6.59	$6.83
Total return (%) (r)(s)(t)	6.85	(n)	(13.70)	4.57	6.06	1.83	8.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	1.94	1.94	1.97	1.99	1.97
Expenses after expense reductions (f)	1.55	(a)	1.48	1.48	1.48	1.48	1.52
Net investment income	5.54	(a)	5.16	5.13	4.90	4.89	5.27
Portfolio turnover	23		45	55	66	63	64
Net assets at end of period (000 Omitted)	$36,690		$38,838	$60,044	$77,822	$105,223	$130,075

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.35		$6.56	$6.60	$6.56	$6.80	$6.59
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.34	$0.32	$0.33	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		(1.19)	(0.04)	0.07	(0.21)	0.22
Total from investment operations	$0.37		$(0.86)	$0.30	$0.39	$0.12	$0.57
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.35)	$(0.34)	$(0.35)	$(0.36)	$(0.36)
Net asset value, end of period	$5.48		$5.35	$6.56	$6.60	$6.56	$6.80
Total return (%) (r)(s)(t)	7.06	(n)	(13.79)	4.56	6.07	1.81	8.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	1.95	1.94	1.98	1.99	1.98
Expenses after expense reductions (f)	1.56	(a)	1.48	1.48	1.48	1.48	1.53
Net investment income	5.55	(a)	5.19	5.14	4.90	4.87	5.26
Portfolio turnover	23		45	55	66	63	64
Net assets at end of period (000 Omitted)	$26,608		$23,491	$30,385	$29,892	$32,413	$36,537

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.43		$6.66	$6.71	$6.67	$6.91	$6.70
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.39	$0.42	$0.39	$0.40	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		(1.20)	(0.06)	0.07	(0.20)	0.22
Total from investment operations	$0.39		$(0.81)	$0.36	$0.46	$0.20	$0.64
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.42)	$(0.41)	$(0.42)	$(0.44)	$(0.43)
Net asset value, end of period	$5.55		$5.43	$6.66	$6.71	$6.67	$6.91
Total return (%) (r)(s)	7.36	(n)	(12.93)	5.46	7.11	2.90	9.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	0.93	0.95	0.98	0.99	0.97
Expenses after expense reductions (f)	0.56	(a)	0.48	0.48	0.48	0.48	0.52
Net investment income	6.47	(a)	6.10	6.08	5.89	5.86	6.28
Portfolio turnover	23		45	55	66	63	64
Net assets at end of period (000 Omitted)	$1,845		$1,679	$2,458	$14,437	$12,947	$11,965

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.

Notes to Financial Statements (unaudited) – continued

Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity

Notes to Financial Statements (unaudited) – continued

securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$14,267,810	$211,205,241	$6,387	$225,479,438
Other Financial Instruments	$15,004	$408,015	$—	$423,019

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(3,812)	—
Net purchases (sales)	10,199	—
Transfers in and/or out of Level 3	—	—
Balance as of 4/30/09	$6,387	$—

Notes to Financial Statements (unaudited) – continued

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master

Notes to Financial Statements (unaudited) – continued

Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a

Notes to Financial Statements (unaudited) – continued

specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to the fund and held in segregated accounts with the fund’s custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between the fund and its counterparties providing for netting as described above.

Notes to Financial Statements (unaudited) – continued

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to swap transactions where physical settlement applies, the delivery by the buyer to the seller of a deliverable reference obligation as defined by the contract. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of

Notes to Financial Statements (unaudited) – continued

the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At April 30, 2009, the portfolio had unfunded loan commitments of $61,813, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the statement of operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, derivative transactions, amortization and accretion of debt securities, straddle loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$15,352,280

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$254,638,337
Gross appreciation	4,471,880
Gross depreciation	(33,630,779)
Net unrealized appreciation (depreciation)	$(29,158,899)

Notes to Financial Statements (unaudited) – continued

As of 10/31/08
Undistributed ordinary income	$6,928,678
Capital loss carryforwards	(55,530,826)
Other temporary differences	(2,116,399)
Net realized appreciation (depreciation)	(47,899,040)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/09	$(17,590,678)
10/31/10	(28,105,973)
10/31/14	(3,352,139)
10/31/16	(6,482,036)
$(55,530,826)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders by class are as follows:

From net investment income

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$6,976,724	$10,816,567
Class B	1,688,602	2,799,912
Class C	1,039,417	1,589,846
Class I	84,559	145,955
Total	$9,789,302	$15,352,280

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.40% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. Effective March 1, 2009, the

Notes to Financial Statements (unaudited) – continued

investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2010. For the six months ended April 30, 2009, these waivers amounted to $188,996 and are reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.47% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.08% annually of the fund’s average daily net assets. This written agreement terminated on February 28, 2009. Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I
0.95%	1.70%	1.70%	0.70%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2010. For the six months ended April 30, 2009, these reductions amounted to $303,180 and are reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $20,160 for the six months ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.32%	$229,177
Class B	0.75%	0.25%	1.00%	1.00%	187,375
Class C	0.75%	0.25%	1.00%	1.00%	117,023
Total Distribution and Service Fees					$533,575

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2009 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to May 14, 1991 are subject to a service fee of 0.15% annually. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2009, were as follows:

Amount
Class A	$—
Class B	22,915
Class C	2,757

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2009, the fee was $150,438, which equated to 0.1447% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $99,362.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0243% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $834. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $1,236. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $39,967 at April 30, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,622 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $623, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $60,917,931 and $44,411,702, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,822,655	$20,562,770	5,841,720	$37,206,742
Class B	1,319,585	7,012,723	1,636,436	10,305,020
Class C	1,080,229	5,728,690	1,159,339	7,264,892
Class I	14,248	76,900	47,188	301,734
	6,236,717	$33,381,083	8,684,683	$55,078,388
Shares issued to shareholders in reinvestment of distributions
Class A	974,206	$5,245,892	1,294,126	$8,184,249
Class B	199,077	1,061,329	291,019	1,825,756
Class C	128,073	680,318	167,516	1,043,896
Class I	15,628	84,119	22,606	142,928
	1,316,984	$7,071,658	1,775,267	$11,196,829
Shares reacquired
Class A	(3,639,679)	$(19,525,612)	(7,794,082)	$(49,466,698)
Class B	(2,069,940)	(10,979,969)	(3,808,122)	(24,017,068)
Class C	(737,300)	(3,903,346)	(1,567,613)	(9,652,268)
Class I	(6,600)	(35,390)	(129,307)	(799,383)
	(6,453,519)	$(34,444,317)	(13,299,124)	$(83,935,417)
Net change
Class A	1,157,182	$6,283,050	(658,236)	$(4,075,707)
Class B	(551,278)	(2,905,917)	(1,880,667)	(11,886,292)
Class C	471,002	2,505,662	(240,758)	(1,343,480)
Class I	23,276	125,629	(59,513)	(354,721)
	1,100,182	$6,008,424	(2,839,174)	$(17,660,200)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $683 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,148,150	27,186,507	(32,066,847)	14,267,810

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,243	$14,267,810

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
Investment professionals
1-800-343-2829
Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.